Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefit expenses
Schedule of employee benefit expenses

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	1,319,554	1,276,205	1,235,714
Welfare and other benefits	248,870	330,552	353,099
Share‑based payments (Note 26)	74,980	22,618	13,176
	1,643,404	1,629,375	1,601,989